CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical)	21 Months Ended
Sep. 30, 2021 USD ($)
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income tax incurred relating to other comprehensive income/(loss) items	$ 0